Floating Rate Income Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
1 / December 2021
Issues
Maturity
Date
Principal
Amount Value
BONDS – 92 .46%
BANK LOANS — 85 .17% *
Automotive — 0 .49%
Clarios Global LP,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
3.35% 04/30/26
1
$ 211,302 $ 210,483
Oeconnection LLC,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
4.10% 09/25/26
1
1,852,667 1,850,351
4.11% 09/25/26
1
379,010 378,536
2,439,370
Communications — 10 .07%
A-L Parent LLC,
Term Loan, 1st Lien
(LIBOR plus 3.25%)
4.25% 12/01/23
1
488,432 464,538
Altice Financing SA,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
2.87% 01/31/26
1
960,000 951,034
Altice France SA,
Term Loan B11, 1st Lien
(LIBOR plus 2.75%)
2.88% 07/31/25
1
992,208 975,568
Altice SA,
Term Loan B13, 1st Lien (France)
(LIBOR plus 4.00%)
4.12% 08/14/26
1,2
485,000 483,303
Banijay Group U.S. Holding, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
3.84% 03/01/25
1
989,975 987,500
CCI Buyer, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.50% 12/17/27
1
1,488,750 1,492,204
CenturyLink, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
2.35% 03/15/27
1
2,703,652 2,676,427
Charter Communications Operating LLC,
Term Loan B1, 1st Lien
(LIBOR plus 1.75%)
1.86% 04/30/25
1
937,903 936,908
Term Loan B2, 1st Lien
(LIBOR plus 1.75%)
1.85% 02/01/27
1
391,277 388,036
Connect Finco SARL,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.50% 12/11/26
1
2,267,174 2,270,201
Consolidated Communications, Inc.,
Term Loan B1
(LIBOR plus 3.50%)
4.25% 10/02/27
1
1,500,000 1,499,767
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Communications (continued)
Coralus Co-Borrower LLC,
Term Loan B5, 1st Lien
(LIBOR plus 2.25%)
2.34% 01/31/28
1
$ 2,250,000 $ 2,225,216
Crown Subsea Communications Holding, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.75%)
5.50% 04/27/27
1
801,370 807,713
CSC Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
2.36% 01/15/26
1
972,500 961,316
Term Loan B5, 1st Lien
(LIBOR plus 2.50%)
2.61% 04/15/27
1
987,437 976,329
Dawn Acquisition LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
3.88% 12/31/25
1
1,472,365 1,247,137
Diamond Sports Group LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
3.36% 08/24/26
1
1,488,579 699,215
DIRECTV Financing LLC,
Term Loan, 1st Lien
(LIBOR plus 5.00%)
5.75% 08/02/27
1
1,955,000 1,959,321
EW Scripps Co.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
3.75% 01/07/28
1
416,875 417,338
Frontier Communications holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.50% 05/01/28
1
1,240,625 1,241,555
Global Tel*Link Corp.,
Term Loan, 1st Lien
(LIBOR plus 4.25%)
4.35% 11/29/25
1
983,312 958,218
Gray Television, Inc.,
Term Loan D, 1st Lien
(LIBOR plus 3.00%)
3.10% 12/01/28
1
500,000 498,187
GTT Communications BV,
Term Loan B, 1st Lien
(EURIBOR plus 3.25%)
5.25% 05/31/25
1
706,100 721,676
GTT Communications, Inc.,
Term Loan B, 1st Lien
(PRIME plus 3.75%)
7.00% 05/30/25
1
475,870 428,159
Intelsat Jackson Holdings SA,
Delayed-Draw Term Loan, 1st Lien (Luxembourg)
(LIBOR plus 4.75%)
5.75% 10/13/22
1,2,3
3,862,500 3,868,545

Floating Rate Income Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 2
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Communications (continued)
Term Loan B5, 1st Lien (Luxembourg)
8.63% 01/02/24
1,2
$ 500,000 $ 500,702
Level 3 Parent LLC,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.85% 03/01/27
1
2,337,328 2,311,033
MacDonald Dettwiler & Associates Ltd.,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
2.86% 10/04/24
1
736,668 732,063
Metronet Systems Holdings LLC,
Term Loan B
(LIBOR plus 3.75%)
4.50% 06/02/28
1
1,991,259 1,994,744
MH Sub I LLC,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
4.75% 09/13/24
1
2,330,690 2,338,463
National CineMedia LLC,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.00% 06/20/25
1
1,246,562 1,127,945
(LIBOR plus 8.00%)
9.00% 12/20/24
1
581,285 560,940
NEP Group, Inc.,
Term Loan B
(PRIME plus 3.00%)
6.25% 10/20/25
1
250,000 247,969
NEP/NCP Holdco, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
3.34% 10/20/25
1
1,486,602 1,459,962
Term Loan, 2nd Lien
(LIBOR plus 7.00%)
7.10% 10/19/26
1
440,000 432,520
New Insight Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 5.50%)
6.50% 12/20/24
1
480,000 474,650
Nexstar Broadcasting, Inc.,
Term Loan B3, 1st Lien
(LIBOR plus 2.25%)
2.35% 01/17/24
1
689,525 689,332
Sinclair Television Group, Inc.,
Term Loan B3, 1st Lien
(LIBOR plus 3.00%)
3.10% 04/01/28
1
1,616,765 1,588,981
Terrier Media Buyer, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
3.60% 12/17/26
1
1,524,105 1,518,961
Univision Communications, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
3.25% 05/06/28
1
1,000,000 999,820
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Communications (continued)
UPC Financing Partnership,
Term Loan, 1st Lien
(LIBOR plus 2.25%)
2.34% 04/30/28
1
$ 250,000 $ 247,214
Virgin Media Bristol LLC,
Term Loan N, 1st Lien
(LIBOR plus 2.50%)
2.61% 01/31/28
1
1,000,000 992,295
Zayo Group Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.00%)
3.10% 03/09/27
1
2,004,276 1,980,686
50,333,691
Consumer Discretionary — 4 .16%
ADMI Corp.,
Term Loan B2, 1st Lien
(LIBOR plus 3.13%)
3.88% 12/23/27
1
1,240,625 1,234,422
Arterra Wines Canada, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.50%)
4.25% 11/24/27
1
693,000 694,732
Birkenstock U.S. BidCo, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
3.75% 04/28/28
1
746,250 745,317
City Brewing Co. LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.25% 04/05/28
1
498,750 475,266
Culligan International, Inc.,
Delayed-Draw Term Loan, 1st Lien
(LIBOR plus 4.00%)
4.00% 07/31/28
1
102,222 102,633
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
4.50% 06/17/28
1
1,047,778 1,051,984
Four Seasons Hotels, Ltd.,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
2.10% 11/30/23
1
950,000 947,625
Landry's,
Term Loan, 1st Lien
(LIBOR plus 12.00%)
13.00% 10/04/23
1
53,605 57,626
New Trojan Parent, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.25%)
3.75% 01/06/28
1
1,492,500 1,489,396
Nielsen Finance LLC,
Term Loan B4, 1st Lien
(LIBOR plus 2.00%)
2.10% 10/04/23
1
723,374 723,826

Floating Rate Income Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
3 / December 2021
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Consumer Discretionary (continued)
Peraton Corp.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.50% 02/01/28
1
$ 2,481,250 $ 2,486,560
Prometric Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
4.00% 01/29/25
1
965,188 954,933
Refresco,
Term Loan B3, 1st Lien
(LIBOR plus 2.75%)
2.91% 03/28/25
1
1,940,400 1,935,549
Sunshine Luxembourg VII SARL,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.50% 10/01/26
1
2,233,125 2,244,525
Tecta America Corp.,
Term Loan, 1st Lien
(LIBOR plus 4.25%)
5.00% 04/10/28
1
995,000 996,866
Triton Water Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.00% 03/31/28
1
1,492,500 1,478,508
Waystar technologies, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
4.09% 10/22/26
1
1,967,475 1,968,291
Weber-Stephen Products LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
4.00% 10/30/27
1
1,220,880 1,224,311
20,812,370
Consumer Products — 0 .27%
Hoffmaster Group, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
5.00% 11/21/23
1
1,461,467 1,368,043
Electric — 1 .50%
Astoria Energy LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.50% 12/10/27
1
1,474,833 1,473,366
CommScope, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
3.35% 04/06/26
1
960,001 949,403
Endure Digital, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.25% 02/10/28
1
1,990,000 1,976,010
Linden LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.50% 10/01/27
1
1,290,233 1,274,105
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Electric (continued)
Vistra Operations Co., LLC,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
1.85% 12/31/25
1
$ 1,484,189 $ 1,474,972
1.86% 12/31/25
1
363,903 361,643
7,509,499
Energy — 2 .47%
Apro LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.50% 11/14/26
1
1,336,205 1,337,875
Calpine Corp.,
Term Loan B10, 1st Lien
(LIBOR plus 2.00%)
2.10% 08/12/26
1
189,378 187,288
Centurion Pipeline Co., LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
3.34% 09/29/25
1
970,000 970,000
DT Midstream, Inc.,
Term Loan B
(LIBOR plus 2.00%)
2.50% 06/26/28
1
2,487,500 2,495,472
EPIC Y-Grade Services,
Term Loan B, 1st Lien
(LIBOR plus 6.00%)
7.00% 06/30/27
1
250,606 213,141
ITT Holdings LLC,
Term Loan, 1st Lien
(LIBOR plus 2.75%)
3.25% 07/10/28
1
748,125 745,787
Lucid Energy Group II Borrower LLC,
Term Loan
(LIBOR plus 4.25%)
5.00% 11/24/28
1
1,000,000 989,500
Parkway Generation LLC,
Term Loan B, 1st Lien
(LIBOR plus 4.75%)
4.75% 11/06/28
1
1,798,246 1,789,812
Term Loan C, 1st Lien
(LIBOR plus 4.75%)
4.75% 11/06/28
1
251,754 250,810
Stonepeak Lonestar Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 4.50%)
4.62% 10/19/26
1
919,867 923,220
TransMontaigne Operating Co. LP,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.00% 11/17/28
1
1,500,000 1,508,437
Traverse Midstream Partners LLC,
Term Loan B, 1st Lien
(LIBOR plus 4.25%)
5.25% 09/27/24
1
910,793 908,520
12,319,862

Floating Rate Income Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 4
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Entertainment — 1 .27%
Cineworld Finance U.S., Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
3.50% 02/28/25
1
$ 2,135,016 $ 1,659,046
Crown Finance U.S., Inc.,
Term Loan B1, 1st Lien
7.00% 05/23/24
1
1,129,681 1,354,912
NAI Entertainment Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
3.50% 05/08/25
1
1,391,572 1,370,698
SMG US Midco 2, Inc.,
Term Loan, 1st Lien
(LIBOR plus 2.50%)
2.59% 01/23/25
1
143,623 139,973
2.63% 01/23/25
1
353,839 344,846
WildBrain Ltd.,
Term Loan B, 1st Lien
(LIBOR plus 4.25%)
5.00% 03/24/28
1
1,488,750 1,487,507
6,356,982
Finance — 3 .24%
Auris Lux III SA,
Term Loan B, 1st Lien (Luxembourg)
(LIBOR plus 3.75%)
3.85% 02/27/26
1,2
1,215,630 1,208,415
Avolon TLB Borrower 1 U.S. LLC,
Term Loan B4, 1st Lien
(LIBOR plus 1.50%)
2.25% 02/12/27
1
493,223 489,708
Term Loan B5, 1st Lien
(LIBOR plus 2.25%)
2.75% 12/01/27
1
742,500 744,416
Camelot Finance SA,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
3.10% 10/30/26
1
980,000 974,488
DCG Acquisition Corp.,
Term Loan, 1st Lien
(LIBOR plus 4.50%)
4.60% 09/30/26
1
2,458,067 2,458,067
First Eagle Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
2.72% 02/01/27
1
1,431,368 1,418,622
Hertz Corp. (The),
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
3.75% 06/30/28
1
418,608 419,510
Term Loan C, 1st Lien
(LIBOR plus 3.75%)
4.25% 06/30/28
1
79,288 79,459
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Finance (continued)
Jane Street Group LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
2.85% 01/26/28
1
$ 1,732,500 $ 1,721,490
Mozart Borrower, LP,
Term Loan B
(LIBOR plus 3.25%)
3.75% 10/23/28
1
2,300,000 2,302,081
Schweitzer-Mauduit International, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
4.50% 02/09/28
1
1,990,000 1,987,513
Telenet Financing USD LLC,
Term Loan AR, 1st Lien
(LIBOR plus 2.00%)
2.11% 04/28/28
1
1,500,000 1,475,813
Trident TPI Holdings, Inc.,
Delayed-Draw Term Loan, 1st Lien
(LIBOR plus 4.00%)
4.50% 09/15/28
1,4
49,937 49,976
Term Loan B3, 1st Lien
(LIBOR plus 4.00%)
4.50% 09/15/28
1
873,587 874,268
16,203,826
Food — 4 .42%
8th Avenue Food & Provisions, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.75%)
5.50% 10/01/25
1
498,750 504,984
CH Gunther PPC Parent LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
3.50% 12/08/28
1
1,000,000 998,125
Chobani LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.50% 10/25/27
1
1,481,250 1,486,990
Dessert Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
4.75% 06/09/28
1,5
1,684,211 1,682,813
Flora Food Group,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
3.16% 07/02/25
1
1,954,744 1,916,568
Hostess Brands LLC,
Term Loan, 1st Lien
(LIBOR plus 2.25%)
3.00% 08/03/25
1
2,409,817 2,406,058
Houston Foods, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
3.85% 07/20/25
1
2,241,712 2,187,541

Floating Rate Income Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
5 / December 2021
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Food (continued)
JBS USA LUX SA,
Term Loan B, 1st Lien (Canada)
(LIBOR plus 2.00%)
2.10% 05/01/26
1,2
$ 1,215,625 $ 1,214,725
Matterhorn Merger Sub LLC,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
4.10% 05/23/25
1
481,335 480,057
Shearer's Foods LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.25% 09/23/27
1
2,039,526 2,036,120
Snacking Investments Bidco,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.00% 12/18/26
1
1,241,250 1,243,577
Sovos Brands Intermediate, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.50% 06/08/28
1
1,036,207 1,037,393
TKC Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 5.50%)
6.50% 05/15/28
1
991,190 993,669
U.S. Foods, Inc.,
Term Loan, 1st Lien
(LIBOR plus 2.00%)
2.10% 09/13/26
1
1,955,000 1,936,066
Utz Quality Foods LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
3.10% 01/20/28
1
1,978,761 1,978,019
22,102,705
Gaming — 1 .97%
Bally's Corp.,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
3.75% 10/02/28
1
500,000 500,867
Caesars Resort Collection LLC,
Term Loan, 1st Lien
(LIBOR plus 2.75%)
2.85% 12/23/24
1
1,440,000 1,434,377
Churchill Downs, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
2.10% 12/27/24
1
1,992,196 1,987,215
Golden Entertainment, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
3.75% 10/21/24
1
1,218,750 1,218,500
Golden Nugget,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
3.25% 10/04/23
1
1,977,449 1,968,452
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Gaming (continued)
GVC Holdings Gibraltar Ltd.,
Term Loan B4, 1st Lien
(LIBOR plus 2.50%)
3.00% 03/29/27
1
$ 1,741,250 $ 1,739,509
J&J Ventures Gaming LLC,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
4.75% 04/26/28
1
997,500 999,994
9,848,914
Health Care — 12 .58%
ADMI Corp.,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
2.85% 04/30/25
1
965,138 954,444
Avantor Funding, Inc.,
Term Loan B5, 1st Lien
(LIBOR plus 2.25%)
2.75% 11/08/27
1
2,486,269 2,488,084
Avolon TLB Borrower 1 U.S. LLC,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
2.50% 01/15/25
1
789,836 790,824
Bella Holding Co. LLC,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
4.50% 05/10/28
1
997,500 998,228
Buckeye Partners LP,
Term Loan, 1st Lien
(LIBOR plus 2.25%)
2.35% 11/01/26
1
495,000 493,762
Cano Health LLC,
Term Loan, 1st Lien
(LIBOR plus 4.50%)
5.25% 11/23/27
1
1,017,896 1,019,042
Carestream Dental, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.50%)
5.00% 09/01/24
1
3,000,000 3,000,000
Catalent Pharma Solutions, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
2.50% 02/22/28
1
812,307 814,439
CCS-CMGC Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 5.50%)
5.63% 10/01/25
1
485,000 479,469
Certara Holdco, Inc.,
Term Loan B
(LIBOR plus 3.50%)
3.60% 08/15/26
1
1,990,000 1,986,279
Change Healthcare Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
3.50% 03/01/24
1
2,598,627 2,598,991

Floating Rate Income Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 6
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Health Care (continued)
Curia Global, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.50% 08/30/26
1
$ 2,186,192 $ 2,191,658
Da Vinci Purchaser Corp.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.00% 01/08/27
1
2,217,484 2,223,028
Elanco Animal Health, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.85% 08/01/27
1
1,272,677 1,257,863
Endo Luxembourg Finance Co.,
Term Loan B, 1st Lien
(LIBOR plus 5.00%)
5.75% 03/27/28
1
1,839,784 1,794,139
eResearchTechnology, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.50%)
5.50% 02/04/27
1
1,765,239 1,773,456
Femur Buyer, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.50%)
4.63% 03/05/26
1
626,211 582,376
Grifols Worldwide Operations USA, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
2.10% 11/15/27
1
925,556 913,574
Heartland Dental LLC,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
4.09% 04/30/25
1
996,247 996,038
Term Loan, 1st Lien
(LIBOR plus 3.50%)
3.60% 04/30/25
1
1,484,657 1,472,802
Horizon Therapeutics USA, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
2.25% 03/15/28
1
1,488,750 1,485,691
Jazz Financing Lux SARL,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.00% 05/05/28
1
1,990,000 1,999,831
LSCS Holdings, Inc.,
Term Loan
(LIBOR plus 4.50%)
5.00% 11/23/28
1
1,200,000 1,201,800
Medplast Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
3.85% 07/02/25
1
967,500 916,101
National Seating & Mobility,
Term Loan, 1st Lien
(LIBOR plus 5.25%)
5.35% 11/16/26
1
1,972,404 1,972,403
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Health Care (continued)
NMN Holdings III Corp.,
Delayed-Draw Term Loan, 1st Lien
(LIBOR plus 3.75%)
3.85% 11/13/25
1
$ 258,155 $ 254,068
Term Loan, 1st Lien
(LIBOR plus 3.75%)
3.85% 11/13/25
1
1,203,187 1,184,135
NMSC Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 5.00%)
6.00% 04/19/23
1,6,7
407,812 407,914
Organon & Co.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
3.50% 06/02/28
1
962,958 965,265
Ortho-Clinical Diagnostics SA,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
3.10% 06/30/25
1
1,250,000 1,250,769
Pacific Dental Services, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
4.00% 05/05/28
1
995,000 996,711
Pathway Vet Alliance LLC,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
3.85% 03/31/27
1
2,464,419 2,459,798
PetVet Care Centers LLC,
Term Loan B3, 1st Lien
(LIBOR plus 3.50%)
4.25% 02/14/25
1
2,482,240 2,485,032
Phoenix Guarantor, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
3.60% 03/05/26
1
1,983,759 1,978,304
Phoenix Newco, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
4.50% 11/15/28
1
2,500,000 2,503,450
Pluto Acquisition I, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
4.18% 06/22/26
1
498,747 497,812
Pregis TopCo LLC,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
4.09% 07/31/26
1
1,001,911 1,000,243
Premise Health Holding Corp.,
Term Loan, 1st Lien
(LIBOR plus 3.50%)
3.63% 07/10/25
1
2,121,421 2,110,814
Prestige Brands, Inc.,
Term Loan B5, 1st Lien
(LIBOR plus 2.00%)
2.50% 06/09/28
1
1,375,000 1,383,594

Floating Rate Income Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
7 / December 2021
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Health Care (continued)
Resonetics LLC,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
4.75% 04/28/28
1
$ 1,246,875 $ 1,248,434
Sharp Midco LLC,
Term Loan B
(LIBOR plus 4.00%)
4.50% 12/14/28
1
1,250,000 1,251,562
Sotera Health Holdings LLC,
Term Loan, 1st Lien
(LIBOR plus 2.75%)
3.25% 12/11/26
1
1,000,000 997,655
Surgery Center Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
4.50% 08/31/26
1
1,199,591 1,200,719
Tecomet, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.50% 05/01/24
1
194,905 186,031
U.S. Renal Care, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 5.00%)
5.13% 06/26/26
1
774,488 755,226
(LIBOR plus 5.50%)
6.50% 06/26/26
1
997,500 980,044
Valeant Pharmaceuticals International, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
2.85% 11/27/25
1
398,779 396,909
62,898,811
Industrials — 11 .14%
Anchor Packaging LLC,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
4.10% 07/18/26
1
1,974,684 1,959,873
Arterrsa Services  LLC,
Term Loan, 1st Lien
(LIBOR plus 3.50%)
4.50% 03/06/25
1
1,492,500 1,449,128
ASP Blade Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
4.50% 10/13/28
1
1,250,000 1,251,562
BCPE Empire Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
4.50% 06/11/26
1
498,750 497,972
Berry Global, Inc.,
Term Loan Z, 1st Lien
(LIBOR plus 1.75%)
1.86% 07/01/26
1
2,070,521 2,059,651
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Industrials (continued)
Brown Group Holding LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
3.00% 06/07/28
1
$ 964,603 $ 964,000
Charter NEX U.S., Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
4.50% 12/01/27
1
1,736,842 1,742,678
Clean Harbors, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.85% 06/28/24
1
1,776,396 1,779,248
Conserve Merger Sub, Inc.,
Term Loan, 1st Lien (France)
(LIBOR plus 3.50%)
3.60% 08/08/25
1,2
1,935,000 1,921,697
Convergint Technologies,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
4.25% 03/31/28
1
497,517 497,984
Deliver Buyer, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 5.00%)
5.22% 05/01/24
1
1,071,694 1,075,043
Eagle 4 Ltd.,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
3.47% 07/12/28
1
500,000 497,875
Energizer Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 2.25%)
2.75% 12/22/27
1
992,500 991,572
Engineered Machinery Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
4.50% 05/19/28
1
491,174 490,713
Ingram Micro, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.00% 06/30/28
1
995,000 996,617
Iridium Satellite LLC,
Term Loan B2, 1st Lien
(LIBOR plus 2.50%)
3.25% 11/04/26
1
1,240,979 1,242,313
Jade Germany GMBH,
Term Loan, 1st Lien (Germany)
(LIBOR plus 5.50%)
6.50% 05/31/23
1,2
498,697 467,404
KAMC Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
4.18% 08/14/26
1,6,7
733,125 619,491
KRATON Polymers U.S. LLC,
Term Loan B
(LIBOR plus 3.25%)
3.25% 11/18/28
1
750,000 751,410

Floating Rate Income Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 8
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Industrials (continued)
Liqui-Box Corp.,
Term Loan B, 1st Lien
(LIBOR plus 4.50%)
5.50% 02/26/27
1
$ 985,000 $ 920,980
Madison Safety & Flow LLC,
Term Loan
(LIBOR plus 3.75%)
3.75% 12/14/28
1
750,000 750,937
MAR Bidco SARL,
Term Loan B, 1st Lien
(LIBOR plus 4.25%)
4.75% 07/07/28
1
1,687,500 1,690,310
Mauser Packaging Solutions Holdings,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
3.35% 04/03/24
1
1,495,185 1,478,230
Michaels Cos., Inc. (The),
Term Loan, 1st Lien
(LIBOR plus 4.25%)
5.00% 04/15/28
1
995,000 987,717
Patriot Container Corp.,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
4.75% 03/20/25
1
1,469,466 1,447,424
Peacock Merger Corp.,
Term Loan, 1st Lien
(LIBOR plus 4.50%)
4.50% 12/31/28
1
1,500,000 1,495,312
Plaze, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
3.60% 08/03/26
1
1,769,320 1,733,933
(LIBOR plus 3.75%)
4.50% 08/03/26
1
495,000 491,288
Proampac PG Borrower LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.50% 11/03/25
1
2,927,912 2,934,778
Protective Industrial Products, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
4.75% 12/29/27
1
1,784,138 1,780,802
Refficiency Holdings LLC,
Term Loan, 1st Lien
(LIBOR plus 3.25%)
4.00% 12/16/27
1,8
830,338 830,861
Ring Container Technologies Group, LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.25% 08/12/28
1
1,000,000 1,003,500
Spectrum Holdings III Corp.,
Term Loan, 1st Lien
(LIBOR plus 3.25%)
4.25% 01/31/25
1
1,405,274 1,377,394
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Industrials (continued)
Standard Industries, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
3.00% 09/22/28
1
$ 960,375 $ 962,377
Titan Acquisition, Ltd.,
Term Loan, 1st Lien
(LIBOR plus 3.00%)
3.35% 03/28/25
1
489,822 482,509
Transcendia Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.50% 05/30/24
1
2,429,253 2,181,469
TransDigm, Inc.,
Term Loan E, 1st Lien
(LIBOR plus 2.25%)
2.35% 05/30/25
1
488,772 482,855
TricorBraun Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.25%)
3.75% 03/03/28
1
1,492,952 1,484,241
U.S. Ecology, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
2.60% 11/02/26
1
490,000 491,428
Univar Solutions USA, Inc.,
Term Loan B6, 1st Lien
(LIBOR plus 2.00%)
2.10% 06/03/28
1
1,492,500 1,489,702
USIC Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.50%)
4.25% 05/12/28
1
1,496,250 1,496,250
Vantage Elevator Solutions,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
4.25% 11/19/28
1
2,500,000 2,501,562
Wrench Group LLC,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
4.13% 04/30/26
1
2,244,246 2,244,246
Zep, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.00% 08/12/24
1
1,717,420 1,678,778
55,675,114
Information Technology — 13 .90%
AppLovin Corp.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
3.50% 10/25/28
1
498,750 498,593
(LIBOR plus 3.25%)
3.35% 08/15/25
1
742,347 741,883

Floating Rate Income Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
9 / December 2021
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Information Technology (continued)
AQA Acquisition Holding, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.25%)
4.75% 03/03/28
1
$ 1,492,500 $ 1,494,060
Bifm CA Buyer, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.50%)
3.60% 06/01/26
1
992,884 985,438
BJ's Wholesale Club, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
2.10% 02/03/24
1
1,363,627 1,365,475
Buzz Merger Sub, Ltd.,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
2.85% 01/29/27
1
1,481,174 1,477,471
Caesars Resort Collection LLC,
Term Loan, 1st Lien
(LIBOR plus 3.5%)
3.60% 07/21/25
1
987,500 989,475
Castle U.S. Holding Corp.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
3.97% 01/29/27
1
985,417 978,026
CHG Healthcare Services, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.50%)
4.00% 09/29/28
1
748,125 749,154
CT Technologies Intermediate Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.25%)
5.00% 12/16/25
1
1,271,644 1,274,028
DCert Buyer, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
4.10% 10/16/26
1
1,725,568 1,724,490
E2open LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.00% 02/04/28
1
1,990,005 1,994,980
EagleView Technology Co.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
3.72% 08/14/25
1
2,708,282 2,665,681
Electron Bidco, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.25%)
3.75% 11/01/28
1
1,000,000 998,840
Emerald Topco, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
3.63% 07/24/26
1
1,474,877 1,470,268
Ensemble RCM LLC,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
3.88% 08/03/26
1
986,143 987,065
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Information Technology (continued)
EQT Box Merger Sub, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.25%)
3.75% 04/17/28
1
$ 250,000 $ 249,584
Gainwell Acquisition Corp.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
4.75% 10/01/27
1
1,488,722 1,494,491
Helios Software Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
3.97% 03/11/28
1
1,657,143 1,649,545
Imperva, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
5.00% 01/12/26
1
1,758,703 1,758,562
Informatica LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
2.88% 10/27/28
1
1,000,000 998,125
ION Analytics,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
4.50% 02/16/28
1
677,083 680,347
IQVIA, Inc.,
Term Loan B2, 1st Lien
(LIBOR plus 1.75%)
1.85% 01/17/25
1
2,136,762 2,132,424
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
1.97% 06/11/25
1
122,461 122,207
Logmein, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.75%)
4.84% 08/31/27
1
1,485,000 1,478,808
Magenta Buyer LLC,
Term Loan, 1st Lien
(LIBOR plus 5.00%)
5.75% 07/27/28
1
1,995,000 1,992,815
Maximus, Inc.,
Term Loan B
(LIBOR plus 2.00%)
2.50% 05/28/28
1
1,492,500 1,493,746
MKS Instruments, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
2.25% 10/20/28
1
1,000,000 999,125
Monotype Imaging Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 5.00%)
5.75% 10/09/26
1
1,500,000 1,503,750
Northwest Fiber LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
3.85% 04/30/27
1
992,500 990,639

Floating Rate Income Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 10
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Information Technology (continued)
Oryx Midstream Services, LLC,
Term Loan B
(LIBOR plus 3.25%)
3.75% 10/05/28
1
$ 1,250,000 $ 1,243,656
Pactiv Evergreen Group Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.00% 09/25/28
1
1,745,625 1,745,625
Panther Purchaser LP,
Term Loan, 1st Lien
(LIBOR plus 4.50%)
5.00% 01/07/28
1
1,492,500 1,496,604
Precision Medicine Group LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
3.75% 11/18/27
1,9
2,627,308 2,620,739
Pretium Packaging Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
4.50% 10/02/28
1
1,250,000 1,249,300
Project Alpha Intermediate Holding, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.00% 04/26/24
1
1,945,350 1,950,826
Proofpoint, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
3.75% 08/31/28
1
1,000,000 997,425
RealPage, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
3.75% 04/24/28
1
1,496,250 1,493,684
Scientific Games International, Inc.,
Term Loan B5, 1st Lien
(LIBOR plus 2.75%)
2.85% 08/14/24
1
1,933,572 1,929,647
Sitel Worldwide Corp.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.25% 08/28/28
1
1,496,250 1,497,656
Skillsoft Finance II, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.75%)
5.50% 07/14/28
1
1,250,000 1,257,294
Sophia LP,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.00% 10/07/27
1
2,231,919 2,233,872
Spin Holdco, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
4.75% 03/06/28
1
1,985,000 1,993,823
Sunshine Software Merger Sub, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.25% 10/16/28
1
1,500,000 1,497,585
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Information Technology (continued)
Surf Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
3.69% 03/05/27
1
$ 2,022,975 $ 2,010,331
TierPoint LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.50% 05/05/26
1
969,688 971,302
TTM Technologies, Inc.,
Term Loan, 1st Lien
(LIBOR plus 2.50%)
2.60% 09/28/24
1
1,000,000 1,001,045
Veeam Software,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
3.10% 02/28/27
1
989,924 987,450
VT Topco, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.25%)
3.35% 08/01/25
1
1,708,495 1,697,816
Zelis Payments Buyer, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
3.60% 09/30/26
1
736,917 733,026
Zotec Partners LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.75% 02/14/24
1
939,516 939,812
69,487,613
Insurance — 1 .15%
Acrisure LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
3.72% 02/15/27
1
2,974,786 2,946,525
Alliant Holdings Intermediate LLC,
Term Loan B3, 1st Lien
(LIBOR plus 3.50%)
4.00% 11/06/27
1
804,190 804,335
Asurion LLC,
Term Loan B8, 1st Lien
(LIBOR plus 3.25%)
3.35% 12/23/26
1
493,759 491,085
Term Loan B9, 1st Lien
(LIBOR plus 3.25%)
3.35% 07/31/27
1
496,250 493,831
Howden Group Holdings Ltd.,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
4.00% 11/12/27
1
992,468 989,367
5,725,143

Floating Rate Income Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
11 / December 2021
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Materials — 3 .60%
American Rock Salt Co. LLC,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
4.75% 06/09/28
1
$ 995,000 $ 993,756
Archroma Finance SARL,
Term Loan B2, 1st Lien (Switzerland)
(LIBOR plus 4.25%)
4.35% 08/12/24
1,2
718,125 713,938
Cyanco Intermediate Corp.,
Term Loan, 1st Lien
(LIBOR plus 3.50%)
3.60% 03/16/25
1
418,060 414,193
Geon Performance Solutions, LLC,
Term Loan B, 1st Lien
(LIBOR plus 4.75%)
5.50% 08/18/28
1
1,197,000 1,208,970
Herens U.S. Holdco Corp.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
4.75% 07/03/28
1
1,840,750 1,842,536
ICP Group,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
4.50% 12/29/27
1
1,488,750 1,473,863
INEOS U.S. Finance LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
3.00% 11/08/28
1
500,000 498,335
INEOS U.S. Quattro LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
3.25% 01/29/26
1
1,243,750 1,241,679
LSF11 A5 HoldCo LLC,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
4.25% 10/15/28
1
1,500,000 1,500,623
Lummus Technology Holdings V LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
3.60% 06/30/27
1
1,889,523 1,881,001
Plaskolite PPC Intermediate II LLC,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
4.75% 12/15/25
1
1,488,750 1,475,262
Polar U.S. Borrower LLC,
Term Loan, 1st Lien
(LIBOR plus 4.75%)
4.87% 10/15/25
1
544,322 545,343
Potters Borrower LP,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
4.75% 12/14/27
1
1,989,987 1,996,216
Tronox Finance LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
2.35% 03/10/28
1
116,923 116,046
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Materials (continued)
2.38% 03/10/28
1
$ 576,923 $ 572,596
WR Grace Holdings, LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.25% 09/22/28
1
1,513,000 1,517,539
17,991,896
Real Estate Investment Trust (REIT) — 0 .82%
Aveanna Healthcare LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.25% 07/01/28
1
1,618,585 1,613,673
Avison Young Canada, Inc.,
Term Loan, 1st Lien
(LIBOR plus 5.75%)
5.97% 01/31/26
1
483,488 480,921
(LIBOR plus 6.00%)
6.13% 01/31/26
1
494,463 491,837
6.18% 01/31/26
1
518,193 515,441
Rent-A-Center, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
3.75% 02/17/28
1
992,500 993,125
4,094,997
Retail — 3 .61%
American Airlines, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.75%)
5.50% 04/20/28
1
1,500,000 1,556,918
AmWINS Group, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
3.00% 02/19/28
1
2,231,246 2,217,535
Aveanna Healthcare LLC,
Delayed-Draw Term Loan B, 1st Lien
(LIBOR plus 3.75%)
3.75% 07/17/28
1
377,358 376,213
BC ULC,
Term Loan B, 1st Lien (Canada)
(LIBOR plus 1.75%)
1.85% 11/19/26
1,2
2,118,631 2,093,472
BCPE Empire Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
4.10% 06/11/26
1
1,222,642 1,217,103
BW Gas & Convenience Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.00% 03/31/28
1
1,243,750 1,243,750
Clean Harbors, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
2.10% 10/08/28
1
750,000 750,473

Floating Rate Income Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 12
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Retail (continued)
Curium Bidco SARL,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.13% 07/09/26
1
$ 667,225 $ 668,059
(LIBOR plus 4.00%)
4.38% 07/09/26
1
320,149 320,549
(LIBOR plus 4.25%)
5.00% 12/02/27
1
990,000 993,713
Harbor Freight Tools USA, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
3.25% 10/19/27
1
497,487 497,082
KFC Holding Co.,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.85% 03/15/28
1
728,175 728,175
Pacific Bells LLC,
Term Loan B, 1st Lien
(LIBOR plus 4.50%)
5.00% 11/10/28
1,10
494,845 493,814
SRS Distribution, Inc.,
Term Loan B
(LIBOR plus 3.75%)
4.25% 06/02/28
1
748,125 747,556
Tacala Investment Corp.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.25% 02/05/27
1
431,699 431,477
Term Loan B, 2nd Lien
(LIBOR plus 7.50%)
8.25% 02/04/28
1
735,000 734,849
U.S. Anesthesia Partners, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.25%)
4.75% 10/02/28
1
1,496,250 1,494,477
Whatabrands LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
3.75% 08/03/28
1
1,500,000 1,496,843
18,062,058
Services — 6 .75%
Adtalem Global Education, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.50%)
5.25% 08/12/28
1
1,500,000 1,505,783
AECOM,
Term Loan B, 1st Lien
(LIBOR plus 4.75%)
5.50% 01/29/27
1
2,481,250 2,485,902
Allied Universal Holdco LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.25% 05/12/28
1
1,995,000 1,991,020
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Services (continued)
Alterra Mountain Co.,
Term Loan B
(LIBOR plus 3.50%)
4.00% 08/17/28
1
$ 1,995,000 $ 1,995,000
Aramark Services, Inc.,
Term Loan, 1st Lien
(LIBOR plus 1.75%)
1.85% 03/11/25
1
1,865,325 1,846,084
ArchKey Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 5.25%)
6.00% 06/29/28
1
498,750 498,750
Arcis Golf LLC,
Term Loan B
(LIBOR plus 4.25%)
4.75% 11/19/28
1
1,000,000 1,004,690
CCRR Parent, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.50% 03/06/28
1
2,322,959 2,324,423
CoreLogic, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.00% 06/02/28
1
2,244,375 2,245,497
Covanta Holding Corp.,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
3.00% 11/30/28
1
930,314 932,407
Term Loan C, 1st Lien
(LIBOR plus 2.50%)
3.00% 11/30/28
1
69,686 69,843
Hornblower Sub LLC,
Term Loan B, 1st Lien
(LIBOR plus 4.50%)
5.50% 04/27/25
1
1,499,630 1,419,647
Lakeland Holdings LLC,
Term Loan, 1st Lien
(LIBOR plus 13.25%)
13.25% 09/25/27
1,6,7
522,599 360,593
Lakeland Tours LLC,
Term Loan, 1st Lien
(LIBOR plus 12.00%)
13.25% 09/25/23
1,6,7
182,617 183,988
(LIBOR plus 7.50%)
8.75% 09/25/25
1,6,7
848,598 794,139
Mavenir Systems, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.75%)
5.25% 08/18/28
1
650,000 651,082
Med Parentco LP,
Term Loan, 1st Lien
(LIBOR plus 4.25%)
4.34% 08/31/26
1
1,469,693 1,470,097

Floating Rate Income Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
13 / December 2021
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Services (continued)
Nascar Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
2.60% 10/19/26
1
$ 673,635 $ 673,530
Olympus Water US Holding Corp.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.25% 11/09/28
1
1,000,000 998,125
PowerTeam Services LLC,
Term Loan, 1st Lien
(LIBOR plus 3.25%)
4.25% 03/06/25
1
148,490 144,184
Term Loan, 2nd Lien
(LIBOR plus 7.25%)
8.25% 03/06/26
1,6,7
880,000 871,200
Pre-Paid Legal Services, Inc.,
Term Loan
(LIBOR plus 3.75%)
4.25% 12/07/28
1
2,000,000 1,990,830
SS&C Technologies, Inc.,
Term Loan B5, 1st Lien
(LIBOR plus 1.75%)
1.85% 04/16/25
1
2,418 2,395
Technimark Holdings LLC,
Term Loan, 1st Lien
(LIBOR plus 0.00%)
0.50% 06/30/28
1
2,985,000 2,975,687
Trans Union LLC,
Term Loan B6
(LIBOR plus 2.25%)
2.75% 12/01/28
1
500,000 499,375
University Support Services LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
3.35% 07/17/25
1
1,847,768 1,842,575
Verscend Holding Corp.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
4.10% 08/27/25
1
995,000 995,995
WW International, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.00% 04/13/28
1
945,000 937,175
33,710,016
Transportation — 1 .76%
American Airlines, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.85% 01/29/27
1
271,094 255,845
Kenan Advantage Group, Inc. (The),
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.50% 03/24/26
1
983,778 982,480
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Transportation (continued)
Term Loan, 2nd Lien
(LIBOR plus 7.25%)
8.00% 09/01/27
1
$ 2,350,000 $ 2,347,062
Kestrel Bidco, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.00%)
4.00% 12/11/26
1
1,487,455 1,448,328
Ozark Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.25% 12/16/27
1
1,989,717 1,993,030
United Airlines, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.50% 04/21/28
1
1,736,875 1,747,036
8,773,781
Total Bank Loans
(Cost $424,729,180) 425,714,691
CORPORATES — 7 .29% *
Banking — 0 .61%
Bank of America Corp.
(MTN)
(LIBOR USD 3-Month plus 0.65%)
0.82% 12/01/26
1
2,600,000 2,560,429
HSBC Holdings PLC
(United Kingdom)
(LIBOR USD 3-Month plus 1.00%)
1.16% 05/18/24
1,2
500,000 504,527
3,064,956
Communications — 1 .41%
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38% 08/15/26
11
4,353,000 2,203,706
Intelsat Jackson Holdings SA
(Luxembourg)
8.50% 10/15/24
2,11,12,13
1,000,000 465,625
National CineMedia LLC
5.88% 04/15/28
11
500,000 449,457
T-Mobile USA, Inc.
2.25% 02/15/26 2,500,000 2,508,835
3.88% 04/15/30 1,280,000 1,401,250
7,028,873
Energy — 0 .42%
NGL Energy Operating LLC/NGL Energy Finance Corp.
7.50% 02/01/26
11
1,500,000 1,548,107
USA Compression Partners LP/USA Compression Finance
Corp.
6.88% 09/01/27 500,000 528,650
2,076,757
Finance — 0 .67%
Citigroup, Inc.
(LIBOR USD 3-Month plus 0.55%)
0.73% 08/25/36
1
1,800,000 1,556,827

Floating Rate Income Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 14
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
Goldman Sachs Group, Inc. (The)
3.27% 09/29/25
14
$ 980,000 $ 1,027,129
Park Aerospace Holdings Ltd.
(Cayman Islands)
4.50% 03/15/23
2,11
750,000 774,295
3,358,251
Food — 0 .48%
Pilgrim's Pride Corp.
3.50% 03/01/32
11
2,350,000 2,385,551
Health Care — 1 .75%
180 Medical, Inc.
3.88% 10/15/29
11
1,000,000 1,014,950
Centene Corp.
3.00% 10/15/30 1,400,000 1,425,536
Cigna Corp.
(LIBOR USD 3-Month plus 0.89%)
1.01% 07/15/23
1
2,700,000 2,725,908
Endo DAC/Endo Finance LLC/Endo Finco, Inc.
(Ireland)
6.00% 06/30/28
2,11
650,000 494,195
Molina Healthcare, Inc.
3.88% 11/15/30
11
500,000 520,028
Organon & Co./Organon Foreign Debt Co.-Issuer BV
5.13% 04/30/31
11
697,000 729,393
Prime Healthcare Services, Inc.
7.25% 11/01/25
11
1,250,000 1,328,125
Tenet Healthcare Corp.
4.63% 09/01/24
11
500,000 512,477
8,750,612
Industrials — 0 .94%
Artera Services LLC
9.03% 12/04/25
11
880,000 929,837
General Electric Co.
(MTN)
(LIBOR USD 3-Month plus 0.48%)
0.64% 08/15/36
1
850,000 738,088
OT Merger Corp.
7.88% 10/15/29
11
1,000,000 974,932
Sealed Air Corp.
5.25% 04/01/23
11
1,500,000 1,555,928
Titan Acquisition Ltd./Titan Co-Borrower LLC
(Canada)
7.75% 04/15/26
2,11
250,000 255,000
Trident TPI Holdings, Inc.
9.25% 08/01/24
11
250,000 261,802
4,715,587
Insurance — 0 .41%
Teachers Insurance & Annuity Association of America
4.38% 09/15/54
11,14
2,000,000 2,069,182
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Materials — 0 .10%
EverArc Escrow SARL
(Luxembourg)
5.00% 10/30/29
2,11
$ 500,000 $ 501,122
Retail — 0 .50%
Golden Nugget, Inc.
6.75% 10/15/24
11
500,000 500,630
Michaels Cos., Inc. (The)
7.88% 05/01/29
11
2,000,000 1,973,410
2,474,040
Total Corporates
(Cost $36,987,783) 36,424,931
Total Bonds — 92 .46%
(Cost $461,716,963)
462,139,622
Issues Shares Value
WARRANT — 0 .03%
Entertainment — 0 .03%
Cineworld Group PLC
2,12
(United Kingdom) 229,579 124,381
Total Warrant
(Cost $–)
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 10 .70%
Foreign Government Obligations — 0 .37%
Japan Treasury Discount Bill,
Series 1039
(Japan)
0.00%
15
02/28/22
2
210,000,000 1,823,947
Money Market Funds — 3 .33%
Dreyfus Government Cash Management Fund
0.03%
16
3,006,000 3,006,000
Fidelity Investments Money Market Funds - Government
Portfolio
0.01%
16
2,108,127 2,108,127
Morgan Stanley Institutional Liquidity Funds - Government
Portfolio
0.03%
16
11,550,000 11,550,000
16,664,127
U.S. Treasury Bills — 7 .00%
U.S. Treasury Bills
0.05%
15
02/10/22 20,000,000 19,999,419
0.04%
15
03/03/22 5,000,000 4,999,652
0.05%
15
04/21/22 5,000,000 4,998,838

Floating Rate Income Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
15 / December 2021
Issues
Maturity
Date
Principal
Amount/Shares Value
SHORT-TERM INVESTMENTS (continued)
U.S. Treasury Bills (continued)
0.18%
15
06/23/22 $ 5,000,000 $ 4,995,771
34,993,680
Total Short-Term Investments
(Cost $53,488,420) 53,481,754
Total Investments - 103.19%
(Cost $515,205,383) 515,745,757
Net unrealized appreciation on unfunded commitments
- 0.00% 7,344
Liabilities in Excess of Other Assets - (3.19)% (15,904,527)
Net Assets - 100.00% $ 499,848,574
1
Floating rate security. The rate disclosed was in effect at December 31, 2021.
2
Foreign denominated security issued by foreign domiciled entity.
3
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $773,709, at an interest rate of 3.60% and a maturity of October 13, 2022. The investment is accruing an unused commitment fee of
1.58% per annum.
4
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $74,219, at an interest rate of 4.00% and a maturity of September 15, 2028. The investment is not accruing an unused commitment fee.
5
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $315,527, at an interest rate of 4.00% and a maturity of June 09, 2028. The investment is not accruing an unused commitment fee.
6
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
7
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $3,237,325, which is 0.65% of total net assets.
8
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $161,392, at an interest rate of 3.25% and a maturity of December 16, 2027. The investment is not accruing an unused commitment fee.
9
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $345,288, at an interest rate of 3.75% and a maturity of November 18, 2027. The investment is accruing an unused commitment fee of 1.25% per annum.
10
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $5,144, at an interest rate of 1.00% and a maturity of November 10, 2028. The investment is accruing an unused commitment fee of 1.00% per annum.
11
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
12
Non-income producing security.
13
Security is currently in default with regard to scheduled interest or principal payments.
14
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
15
Represents annualized yield at date of purchase.
16
Represents the current yield as of December 31, 2021.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(EUR): Euro
(EURIBOR): Euro InterBank Offer Rate
(JPY): Japanese Yen
(LIBOR): London InterBank Offer Rate
(MTN): Medium-Term Note
(USD): U.S. Dollar
Currency to
be Purchased
Currency to
be Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
EUR 654,000 USD 739,786 Goldman Sachs International 01/07/22 $ 4,046
USD 781,597 EUR 668,000 Goldman Sachs International 01/07/22 21,842
USD 1,842,275 JPY 210,000,000 Goldman Sachs International 02/28/22 17,830
43,718
USD 732,098 EUR 646,000 Goldman Sachs International 04/08/22 (4,095)
NET UNREALIZED APPRECIATION $ 39,623

Floating Rate Income Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 16
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Fixed income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors or broker quotes. The Fund receives pricing information from independent pricing vendors approved by the Board of
Trustees (the “Board” or the “Board of Trustees”). Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source.
For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g., U.S. Treasury
Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago
Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods approved by the Board of Trustees include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the
Pricing Committee of the Board, generally based upon recommendations provided by the Adviser. When the Fund uses these fair valuation methods applied by the Adviser that use significant unobservable inputs to determine NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

Floating Rate Income Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
17 / December 2021
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of December
31, 2021 is as follows:
FLOATING RATE INCOME FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Foreign Government Obligations $ — $ 1,823,947 $ — $ 1,823,947
Money Market Funds 16,664,127 — — 16,664,127
U.S. Treasury Bills 34,993,680 — — 34,993,680
Long-Term Investments:
Bank Loans — 422,477,366 3,237,325 425,714,691
Corporates — 36,424,931 — 36,424,931
Warrant 124,381 — — 124,381
Other Financial Instruments
*
Assets:
Foreign currency exchange contracts — 43,718 — 43,718
Liabilities:
Foreign currency exchange contracts — (4,095) — (4,095)
Total $ 51,782,188 $ 460,765,867 $ 3,237,325 $ 515,785,380
*Other financial instruments include foreign currency exchange contracts.

Floating Rate Income Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 18
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended December 31, 2021 a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
COMMITMENTS AND CONTINGENCIES
The Floating Rate Income Fund had the following unfunded commitments and unrealized gain (loss) as of December 31, 2021:
FLOATING RATE
INCOME FUND
BANK
LOANS
Balance as of
April 1, 2021 $ 3,008,358
Accrued discounts/premiums (62,018)
Realized (loss) (96,587)
Change in unrealized appreciation* 244,649
Purchases 210,284
Sales (67,361)
Transfers into Level 3** —
Transfers out of Level 3** —
Balance as of
December 31, 2021
$ 3,237,325
*The change in unrealized appreciation (depreciation) on securities still held at December 31, 2021 was $144,493 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended December 31, 2021.
Significant unobservable valuations inputs for Level 3 investments as of December 31, 2021, are as follows:
FLOATING RATE INCOME FUND
FAIR VALUE AT
12/31/21
VALUATION
TECHNIQUE *
UNOBSERVABLE
INPUT RANGE
WEIGHTED
AVERAGE
Bank Loans $3,237,325 Third-Party Vendor Vendor Prices $69.00 - $100.75 $91.85
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.
FLOATING RATE INCOME FUND
UNFUNDED COMMITMENTS MATURITY AMOUNT UNREALIZED GAIN (LOSS)
Intelsat Jackson Holdings SA, Delayed-Draw Term Loan, 1st Lien October 2022 $ 773,709 $ 9,534
Precision Medicine Group LLC, Delayed-Draw Term Loan, 1st Lien November 2027 345,289 (2,127)
Refficiency Holdings LLC, Delayed-Draw Term Loan December 2027 161,392 101
Dessert Holdings, Inc., Delayed-Draw Term Loan June 2028 315,527 (262)
Trident TPI Holdings, Inc., Delayed-Draw Term Loan, 1st Lien September 2028 74,219 58
Pacific Bells LLC, Delayed-Draw Term Loan B, 1st Lien November 2028 5,144 40
Total Unfunded Commitments $ 1,675,280 $ 7,344